Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments And Hedging Activities Tables [Abstract]
Interest Rate Derivatives By Type Table
	December 31, 2011
	Current		Maximum(1)
		Derivative		Derivative	Weighted	% of Debt
		Notional		Notional	Average	Currently
	Derivative	Translated	Derivative	Translated	Remaining	Hedged
Interest Rate Derivatives	Notional	to USD	Notional	to USD	Term(1)	by Index(2)

	(in millions)				(in years)
LIBOR (U.S. Dollar)	3,628	$3,628	4,697	$4,697	11	67%
EURIBOR (Euro)	673	872	673	872	11	63%
LIBOR (British Pound Sterling)	58	90	82	128	13	87%

Cross Currency Derivatives By Type Table
December 31, 2011
			Weighted	% of Debt
		Notional	Average	Currently
		Translated	Remaining	Hedged
Cross Currency Swaps	Notional	to USD	Term(1)	by Index(2)

	(in millions)		(in years)
Chilean Unidad de Fomento (CLF)	6	$240	14	85%

Foreign Currency Options By Type Table
	December 31, 2011
				Weighted
		Notional	Probability	Average
		Translated	Adjusted	Remaining
Foreign Currency Options	Notional(1)	to USD(1)	Notional(2)	Term(3)

	(in millions)			(in years)
Euro (EUR)	38	$54	$52	<1
Brazilian Real (BRL)	86	52	49	<1
British Pound (GBP)	27	44	35	<1
Philippine Peso (PHP)	414	10	7	<1

Foreign Currency Forwards By Type Table
	December 31, 2011
			Weighted
		Notional	Average
		Translated	Remaining
Foreign Currency Forwards	Notional	to USD	Term(1)

	(in millions)		(in years)
Euro (EUR)	113	$154	2
Chilean Peso (CLP)	72,169	145	<1
British Pound (GBP)	11	16	<1
Argentine Peso (ARS)	61	13	<1
Colombian Peso (COP)	23,993	13	<1
Hungarian Forint (HUF)	1,236	5	<1

Embedded Foreign Currency Derivatives By Type Table
	December 31, 2011
			Weighted
		Notional	Average
		Translated	Remaining
Embedded Foreign Currency Derivatives	Notional	to USD	Term(1)

	(in millions)		(in years)
Philippine Peso (PHP)	13,692	$312	2
Argentine Peso (ARS)	938	218	11
Kazakhstani Tenge (KZT)	29,635	200	8
Euro (EUR)	3	3	9

Commodity Non Hedge Derivatives By Type Table
	December 31, 2011
		Weighted Average
Commodity Derivatives	Notional	Remaining Term(1)
	(in millions)	(in years)
Natural gas (MMBtu)	31	12
Petcoke (Metric tons)	13	12
Aluminum (MWh)	16(2)	8
Heating Oil (Gallons)	3	1
Coal (Metric tons)	4	3

Fair Value Hierarchy Derivative Assets Liabilities By Balance Sheet Classification Text Block
	December 31, 2011				December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)				(in millions)
Assets
Current assets:
Foreign currency derivatives	$-	$24	$4	$28	$-	$3	$3	$6
Commodity and other derivatives	2	16	3	21	-	2	3	5
Total current assets	2	40	7	49	-	5	6	11
Noncurrent assets:
Interest rate derivatives	-	-	-	-	-	49	-	49
Cross currency derivatives	-	-	1	1	-	-	12	12
Foreign currency derivatives	-	3	58	61	-	-	27	27
Commodity and other derivatives	-	9	-	9	-	4	16	20
Total noncurrent assets	-	12	59	71	-	53	55	108
Total assets	$2	$52	$66	$120	$-	$58	$61	$119

Liabilities
Current liabilities:
Interest rate derivatives	$-	$97	$22	$119	$-	$118	$-	$118
Cross currency derivatives	-	-	5	5	-	-	2	2
Foreign currency derivatives	-	5	1	6	-	13	-	13
Commodity and other derivatives	-	17	6	23	-	-	-	-
Total current liabilities	-	119	34	153	-	131	2	133
Long-term liabilities:
Interest rate derivatives	-	334	106	440	-	200	1	201
Cross currency derivatives	-	-	14	14	-	-	-	-
Foreign currency derivatives	-	10	10	20	-	15	8	23
Commodity and other derivatives	-	13	50	63	-	-	1	1
Total long-term liabilities	-	357	180	537	-	215	10	225
Total liabilities	$-	$476	$214	$690	$-	$346	$12	$358

Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification And Type Table
	December 31, 2011			December 31, 2010
		Not			Not
	Designated	Designated		Designated	Designated
	as Hedging	as Hedging		as Hedging	as Hedging
	Instruments	Instruments	Total	Instruments	Instruments	Total

	(in millions)			(in millions)
Assets
Current assets:
Foreign currency derivatives	$10	$18	$28	$-	$6	$6
Commodity and other derivatives	2	19	21	-	5	5
Total current assets	12	37	49	-	11	11

Noncurrent assets:
Interest rate derivatives	-	-	-	49	-	49
Cross currency derivatives	1	-	1	12	-	12
Foreign currency derivatives	3	58	61	-	27	27
Commodity and other derivatives	-	9	9	-	20	20
Total noncurrent assets	4	67	71	61	47	108
Total assets	$16	$104	$120	$61	$58	$119

Liabilities
Current liabilities:
Interest rate derivatives	$110	$9	$119	$107	$11	$118
Cross currency derivatives	5	-	5	2	-	2
Foreign currency derivatives	1	5	6	8	5	13
Commodity and other derivatives	-	23	23	-	-	-
Total current liabilities	116	37	153	117	16	133

Long-term liabilities:
Interest rate derivatives	425	15	440	186	15	201
Cross currency derivatives	14	-	14	-	-	-
Foreign currency derivatives	-	20	20	-	23	23
Commodity and other derivatives	3	60	63	-	1	1
Total long-term liabilities	442	95	537	186	39	225
Total liabilities	$558	$132	$690	$303	$55	$358

Accumulated Other Comprehensive Income Loss Derivatives Table
Accumulated Other
Comprehensive
Income (Loss) (1)
(in millions)
Interest rate derivatives	$(101)
Cross currency derivatives	$(1)
Foreign currency derivatives	$7
Commodity and other derivatives	$(1)

Gain Loss In Accumulated Other Comprehensive IncomeOn Effective Portion Of Qualifying Cash Flow Hedges Rollforward Table
	Gains (Losses)				Gains (Losses) Reclassified
	Recognized in AOCL			Consolidated	from AOCL into Earnings
	2011	2010	2009	Statement of Operations	2011	2010	2009

	(in millions)				(in millions)
Interest rate derivatives	$(475)(1)	$(243)(1)	$49	Interest expense	$(125)(2)	$(108)(2)	$(72)(2)
				Non-regulated cost of sales	(3)	(2)	-
				Net equity in earnings of
				affiliates	(4)	(1)	-
Cross currency derivatives	(36)	11	48	Interest expense	(10)	(1)	2
				Foreign currency transaction
				gains (losses)	(16)	25	43
Foreign currency derivatives	24	(9)	2	Foreign currency transaction
				gains (losses)	1	(3)	-
Commodity and other
derivatives	-	(8)	120	Non-regulated revenue	-(3)	-(3)	3(3)
				Non-regulated cost of sales	(2)	-	-
Total	$(487)	$(249)	$219		$(159)	$(90)	$(24)

Gain Loss In Earnings On Ineffective Portion Of Qualifying Cash Flow Hedges Table
		Gains (Losses)
	Classification in	Recognized in Earnings
	Consolidated Statement of Operations	2011	2010	2009

		(in millions)
Interest rate derivatives	Interest expense	$(6)	$(15)	$(8)
	Net equity in earnings of affiliates	(2)	- (1)	(1)
Cross currency derivatives	Interest expense	(4)	5	(11)
Foreign currency derivatives	Foreign currency transaction
	gains (losses)	- (1)	- (1)	-(1)
Total		$(12)	$(10)	$(20)

Gain Loss In Earnings On Non Hedging Instruments Table
	Classification	Gains (Losses)
	in Consolidated	Recognized in Earnings
	Statement of Operations	2011	2010	2009

		(in millions)
Interest rate derivatives	Interest expense	$(4)	$(9)	$(26)
Foreign currency derivatives	Foreign currency transaction
	gains (losses)	57	(36)	(38)
	Net equity in earnings of
	affiliates	-	(2)	-
Commodity and other derivatives	Non-regulated revenue	(71)	21	1
	Regulated revenue	1	-	-
	Non-regulated cost of sales	(9)	5	(30)
	Regulated cost of sales	(5)	-	-
Total		$(31)	$(21)	$(93)

Regulatory Asset Liability Change In Fair Value Of Derivatives
	2011	2010

	(in millions)
(Increase) decrease in regulatory assets	$(5)	$(3)
Increase (decrease) in regulatory liabilities	$8	$1